CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF CONDENSED STATEMENTS OF FINANCIAL POSITION

(1) CONDENSED STATEMENTS OF FINANCIAL POSITION OF THE COMPANY

	As of December 31,
	2023	2024
	RMB	RMB	USD
ASSETS
Current assets
Cash and bank equivalents	523	84	12
Prepayments, other receivables and other assets	253,036	228,170	31,259
Total current assets	253,559	228,254	31,271
Investments in subsidiaries	389,559	341,332	46,762
Total non-current assets	389,559	341,332	46,762
Total assets	643,118	569,586	78,033
Commitments and Contingencies
Series C and Series C+ convertible redeemable preferred shares (US$0.0001 par value: 120,978,810 shares authorized as of December 31, 2023 and December 31, 2024; 120,978,810 shares issued and outstanding as of December 31, 2023 and December 31, 2024, respectively)	1,006,048	1,006,048	137,828
SHAREHOLDERS’ DEFICIT
Ordinary shares (US$0.0001 par value; 379,021,190 shares authorized as of December 31, 2023 and December 31, 2024; 221,777,718 shares issued and outstanding as of December 31, 2023 and December 31, 2024, respectively)	149	149	20
Treasury shares	(31)	(31)	(4)
Additional paid-in capital	177,547	175,847	24,091
Statutory surplus reserve	9,217	9,367	1,283
Accumulated losses	(549,812)	(621,794)	(85,185)
Total deficit	(362,930)	(436,462)	(59,795)

(2) CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME OF THE COMPANY

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	USD
Administrative expenses	(8,022)	(9,628)	(9,348)	(1,279)
Financial expense, net	3,027	(508)	(13)	(2)
Share of income/(loss) of subsidiaries	(88,528)	109,401	(43,015)	(5,892)
PROFIT/(LOSS) BEFORE TAX	(93,523)	99,265	(52,376)	(7,174)
Income tax expenses	-	(2)	-	-
Net profit/(loss) for the year	(93,523)	99,263	(52,376)	(7,174)
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares	(130,011)
Net profit attribute to ordinary shareholders	(223,534)	99,263	(52,376)	(7,174)
Comprehensive income/(loss)	(93,523)	99,263	(52,376)	(7,174)

Condensed Statements of Cash Flows

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	USD
Net cash used in operating activities	(21,678)	(8,775)	8,911	1,221
Net cash generated from (used in) financing activities	6,478	(9,498)	(9,348)	(1,281)
Exchange rate effect on cash and cash equivalents	3,019	(501)	(2)	-
Net decrease in cash and cash equivalents	(12,181)	(18,774)	(439)	(60)
Cash and cash equivalents at beginning of the year	31,478	19,297	523	74
Exchange difference of beginning balance				(2)
Cash and cash equivalents at end of the year	19,297	523	84	12

(1) CONDENSED STATEMENTS OF FINANCIAL POSITION OF THE COMPANY

	For the year ended December 31,
	2022	2023
	RMB	RMB	USD
ASSETS
Current assets
Cash and bank equivalents	19,297	523	74
Prepayments, other receivables and other assets	244,400	253,036	35,639
Total current assets	263,697	253,559	35,713
Investments in subsidiaries	329,331	389,559	54,868
Total non current assets	329,331	389,559	54,868
Total assets	593,028	643,118	90,581
Commitments and Contingencies
Series C and Series C+ convertible redeemable preferred shares (US$0.0001 par value: 120,978,810 shares authorized as at December 31, 2022 and December 31, 2023; 120,978,810 shares issued and outstanding as at December 31, 2022 and December 31, 2023, respectively)	1,006,048	1,006,048	141,699
SHAREHOLDERS’ DEFICIT
Ordinary shares (US$0.0001 par value; 379,021,190 shares authorized as at December 31, 2022 and December 31, 2023; 221,777,718 shares issued and outstanding as at December 31, 2022 and December 31, 2023, respectively)	149	149	21
Treasury shares	(31)	(31)	(4)
Additional paid-in capital	226,278	177,547	25,007
Statutory surplus reserve	8,253	9,217	1,298
Accumulated losses	(647,669)	(549,812)	(77,439)
Total deficit	(413,020)	(362,930)	(51,117)

(2) CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME OF THE COMPANY

	For the year ended December 31,
	2022	2023
	RMB	RMB	USD
Administrative expenses	(8,022)	(9,628)	(1,356)
Financial expense, net	3,027	(508)	(72)
Share of (loss)/income of subsidiaries	(88,528)	109,401	15,409
(LOSS)/PROFIT BEFORE TAX	(93,523)	99,265	13,981
Income tax profit (expenses)	-	(2)	-
Net (loss)/profit for the year	(93,523)	99,263	13,981
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares	(130,011)	-	-
Net profit attribute to ordinary shareholders	(223,534)	99,263	13,981
Comprehensive (loss)/income	(93,523)	99,263	13,981

Condensed Statements of Cash Flows

	For the year ended December 31,
	2022	2023
	RMB	RMB	USD
Net cash used in operating activities	(21,678)	(8,775)	(1,236)
Net cash generated from investing activities	-	-	-
Net cash generated from (used in) financing activities	6,478	(9,498)	(1,338)
Exchange rate effect on cash and cash equivalents	3,019	(501)	(71)
Net decrease in cash and cash equivalents	(12,181)	(18,774)	(2,644)
Cash and cash equivalents at beginning of the year	31,478	19,297	2,718
Cash and cash equivalents at end of the year	19,297	523	74